Inventories - Summary of Inventories (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of inventories [Line Items]
Raw materials	$ 3,210,409	$ 3,207,177
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	3,316,039	3,328,763
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (105,630)	$ (121,586)